Taxes on Income (Components of Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current federal income tax (benefit) expense			$ 301.7	$ 146.9	$ 106.8
Current state income tax (benefit) expense			11.8	5.1	19.6
Current foreign income tax (benefit) expense			(2.4)	(2.9)	(2.7)
Current income tax (benefit) expense, total			311.1	149.1	123.7
Deferred federal income tax (benefit) expense			(273.9)	(35.4)	(53.8)
Deferred state income tax (benefit) expense			(2.7)	(0.7)	(1.4)
Deferred foreign income tax (benefit) expense			0	0	0
Deferred income tax (benefit) expense, total	0	(17.2)	(276.6)	(36.1)	(55.2)
Income tax (benefit) expense, total	$ (46.4)	$ (3.4)	$ 34.5	$ 113.0	$ 68.5